UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22500

                                         O’Connor Fund of Funds: Multi-Strategy

(Exact name of registrant as specified in charter)

677 Washington Boulevard

            Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                           Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 525-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments

(Unaudited)

June 30, 2013

Investment Fund	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit

Aeolus Property Catastrophe Fund II, L.P.	$11,000,000	$11,038,247	3.05	6/1/2013	Custom Dates
Axonic Credit Opportunities Fund, LP	12,500,000	15,767,217	4.36	5/1/2012	Quarterly
D.E. Shaw Terrella Fund, L.P.	7,000,000	7,586,003	2.09	1/1/2013	Annual
Global Credit Advisers, LLC	7,500,000	8,462,781	2.34	4/1/2011	Quarterly
Magnetar Constellation Fund, Ltd.	9,250,000	10,788,835	2.98	4/1/2011	Quarterly	(c)
Tricadia Credit Strategies, Ltd.	13,400,000	14,587,683	4.03	7/1/2011	Quarterly	(d)

Credit Subtotal	$60,650,000	$68,230,766	18.85%

Equity Hedged

Glenview Institutional Partners, L.P.	13,600,000	18,025,652	4.98	4/1/2011	Quarterly	(d)
JANA Nirvana Fund, L.P.	15,000,000	16,100,670	4.45	2/1/2013	Quarterly
Newbrook Capital Offshore Fund, Ltd.	9,000,000	9,114,470	2.52	9/1/2012	Quarterly
Pennant Windward Fund, Ltd.	8,750,000	8,689,406	2.40	4/1/2013	Quarterly
Perceptive Life Sciences Qualified Fund, L.P.	9,600,000	15,161,934	4.19	4/1/2011	Quarterly
Soroban Cayman Fund Ltd	7,000,000	9,940,706	2.75	4/1/2011	Quarterly	(e)
Turiya Fund LP	10,600,000	13,313,385	3.68	4/1/2011	Quarterly	(f)
West Face Long Term Opportunities (USA) LP - 2010 Series Designated Investments 0312 - USD	142,144	146,910	0.04	4/1/2011	N/A	(g)
West Face Long Term Opportunities (USA) LP - 2010 Series Non Restricted - USD	9,809,580	9,720,427	2.68	4/1/2011	Quarterly	(e)

Equity Hedged Subtotal	$83,501,724	$100,213,560	27.69%

Multi-Strategy

Millennium International Ltd.	22,750,000	25,771,777	7.12	4/1/2011	Quarterly	(e)
York European Opportunities Unit Trust	10,000,000	10,225,606	2.83	2/1/2013	Quarterly

Multi-Strategy Subtotal	$32,750,000	$35,997,383	9.95%

Relative Value

BTG Pactual Global Equity Opportunities Fund Limited	15,000,000	15,487,560	4.28	2/1/2013	Quarterly
Field Street Partners, LP	13,218,994	14,322,058	3.96	4/1/2011	Monthly	(d)
OxAM Quant Fund (International) Limited	6,750,000	8,422,507	2.33	6/1/2011	Monthly
Providence MBS Fund, LP	18,600,000	20,171,117	5.57	4/1/2011	Quarterly	(d)
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	13,831,227	14,329,819	3.96	8/1/2012	Monthly

Relative Value Subtotal	$67,400,221	$72,733,061	20.10%

Trading

D.E. Shaw Oculus International Fund	12,000,000	14,603,744	4.04	7/1/2011	Quarterly
Dymon Asia Macro Fund	9,000,000	9,931,948	2.74	10/1/2011	Monthly
Fortress Asia Macro Fund, Ltd.	15,000,000	15,787,796	4.36	5/1/2013	Quarterly
MKP Opportunity Partners, L.P.	12,198,243	13,183,020	3.64	6/1/2012	Monthly
Stratus Feeder Limited	9,869,880	9,534,761	2.64	1/1/2012	Monthly

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

Investment Fund	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Whiteside Energy Offshore, Ltd.	$11,500,000	$10,923,058	3.02	10/1/2011	Monthly
Trading Subtotal	$69,568,123	$73,964,327	20.44%

Total	$313,870,068	$351,139,097	97.03%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	The Investment Fund is subject to an investor level gate of 12.5%.
(d)	A portion of these holdings have been designated Level 3 because they are not redeemable within 90 days without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Investment Fund is subject to an investor level gate of 33%.
(g)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem within one quarter from the June 30, 2013 measurement date, subject to further lockups and liquidity provisions. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem within one quarter from the June 30, 2013 measurement date. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of June 30, 2013 is $19,002,385 which relates to the value of a portion of several investments that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

ASSETS TABLE
Description	Total Fair Value at June 30, 2013	Level 1	Level 2	Level 3
Credit	$68,230,766	$—	$31,536,291	$36,694,475
Equity Hedged	100,213,560	—	50,097,574	50,115,986
Multi-Strategy	35,997,383	—	10,225,606	25,771,777
Relative Value	72,733,061	—	53,652,827	19,080,234
Trading	73,964,327	—	73,964,327	—

Total Assets	$351,139,097	$—	$219,476,625	$131,662,472

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2013*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3**	Balance as of June 30, 2013
Credit	$27,595,329	$ –	$529,708	$11,000,000	$–	$–	$(2,430,562)	$36,694,475
Equity Hedged	39,408,648	(13,221)	1,993,938	8,750,000	(23,379)	–	–	50,115,986
Multi-Strategy	25,099,626	–	672,151	–	–	–	–	25,771,777
Relative Value	11,161,035	–	(80,801)	8,000,000	–	–	–	19,080,234
Total	$103,264,638	$ (13,221)	$3,114,996	$27,750,000	$ (23,379)	$–	$(2,430,562)	$131,662,472

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2013 is $3,050,395.

*

Balance as of March 31, 2013 was adjusted to reflect Level 3 investments where the Fund does not have the ability to redeem a portion of the investment within 90 days without incurring an early redemption penalty.

**

The transfer out of Level 3 investments in the amount of $2,430,562 is due to the expiration of a lock on the ability to redeem the investment within 90 days without incurring an early redemption penalty.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

Portfolio Valuation

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy, including 16 percent with investor level gates, are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods. An Investment Fund representing 0.15 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. The remaining 99.85 percent of the Investment Funds, including 33 percent with investor level gates, are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy, including 72 percent with investor level gates, are generally subject to 30 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. Investment Funds within this strategy are generally subject to 30 - 120 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to 30 - 75 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2013.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the March 31, 2013 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) O’Connor Fund of Funds: Multi-Strategy

By (Signature and Title)* /s/ William Ferri William Ferri, Principal Executive Officer

Date 8-23-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Ferri William Ferri, Principal Executive Officer

Date 8-23-2013

By (Signature and Title)* /s/ Nicholas Vagra Nicholas Vagra, Principal Accounting Officer

Date 8-23-2013

* Print the name and title of each signing officer under his or her signature.